Filed with the U.S. Securities and Exchange Commission on October 31, 2016
1933 Act Registration File No. 333-206240
1940 Act File No. 811- 23084
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[		]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	18	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[		]
Amendment No.	21	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6620

John Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Marco Adelfio Goodwin Procter LLP 901 New York Avenue, NW Washington, DC 20001

It is proposed that this filing will become effective
☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 18 to the Registration Statement of Series Portfolios Trust (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to the Trust’s new series – Rareview Longevity Income Generation Fund – and to make other permissible changes under Rule 485(b).

RAREVIEW LONGEVITY INCOME GENERATION FUND

Retail Class	RLIGX
Institutional Class	RVIGX

PROSPECTUS
October 31, 2016

A series of Series Portfolios Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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SUMMARY SECTION

Investment Objective
The Rareview Longevity Income Generation Fund (the “Fund”) seeks to generate long-term capital appreciation and income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	2.00%	2.00%
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retail Class	Institutional Class
Management Fees	1.20%	1.20%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses(1)
Shareholder Servicing Fee	0.15%	0.15%
All Remaining Other Expenses	1.05%	1.05%
Total Other Expenses	1.20%	1.20%
Acquired Fund Fees and Expenses (1), (3)	1.84%	1.84%
Total Annual Fund Operating Expenses	4.49%	4.24%
Less: Fee Waiver and/or Expense Reimbursement(3)	-0.65%	-0.65%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.84%	3.59%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
(2)
Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights (when available) because the financial statements include only the direct operating expenses incurred by the Fund.

(3)
Rareview Capital, LLC (“Rareview,” or, the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.75% of average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least October 18, 2018, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund within the three fiscal years from the date they were waived or paid, provided that the Fund is also able to make the repayment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first two years). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Retail Class	$386	$1,172
Institutional Class	$362	$1,100

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available, though the Fund anticipates incurring a portfolio turnover rate in excess of 100% during its first full year of operation.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that under normal market conditions, the Fund will invest its assets primarily in long positions in a diversified portfolio of unaffiliated closed-end registered investment companies (“closed-end funds”). Under normal market conditions, the Fund will seek to achieve its investment objective by investing in closed-end funds trading at a discount or premium to their underlying asset value and that also produce income through regular payment of distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Advisor seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds.

The Advisor will use a top-down macro-focused analysis to select closed-end funds that best fit within custom asset classes created by the Advisor that seek to mimic broader investment classes. Examples of these asset classes include but are not limited to (i) high-yield corporate bonds; (ii) investment-grade corporate fixed income securities; (iii) municipal bonds; (iv) leveraged loans; (v) aggregate fixed income securities; (vi) U.S. large capitalization equity securities; (vii) U.S. high-yielding equity securities; (viii) non-U.S. large capitalization equity securities; and (ix) master limited partnerships (“MLPs”). While the Fund may at times be invested in all of these asset classes, the Fund’s allocation to these asset classes may vary at the Advisor’s discretion, and the Fund is not required to invest in all of the asset classes. The Advisor uses a quantitative approach to measuring the relative discounted value or premium of each closed-end fund within an asset class to seek the closed-end fund investments which the Advisor believes have the potential to generate the highest levels of after-tax income. The Advisor’s weighting of each asset class will be determined by the top-down macro model’s measure of relative risk levels and expected return. Through its investments in the non-U.S. large capitalization equity securities and aggregate fixed income asset classes, the Fund may invest indirectly in emerging markets securities.

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The Fund defines emerging markets securities as those issued by governments and companies of non-developed countries, as defined by the International Monetary Fund (“IMF”).

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 20% of its assets in exchange traded funds (“ETFs”) that are representative of one of the Advisor’s custom asset classes if, in the Advisor’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class.

The Advisor may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Advisor’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end investment company when its per-share price has deviated significantly from its perceived value, as determined by the Advisor. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

Principal Risks of Investing in the Fund

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. As a result of the Fund’s direct investments in closed-end funds, the Fund is indirectly exposed to the risks of the investments held and operations conducted by these closed-end funds. The following principal risks apply to the Fund directly or indirectly through its investments in closed-end funds:

Bank Loan Risk. The Fund’s investments in closed-end funds may indirectly subject the Fund to the risks associated with bank loans to the extent that the closed-end funds invest in bank loans. Investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the closed-end fund will depend primarily upon the creditworthiness of the borrower (whose financial condition may be troubled or highly leveraged) for payment of principal and interest. When a closed-end fund is a participant in a loan, the fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

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Closed-End Funds Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices, and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments. Please see the below risk disclosure entitled “Illiquidity Risk” for more information on the risks of investing in illiquid securities.

Control of Portfolio Funds Risk. Although the Advisor will evaluate regularly each closed-end fund in which the Fund invests (collectively, the “Portfolio Funds”) to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a closed-end fund. The investment advisor to each closed-end fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Derivatives Risk.  To the extent the Fund invests in closed-end funds that invest in equity securities, the Fund may be subject to the risks of investing in derivatives securities. This involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

•
Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

•
Options. The market values of options may not always move in synch with the market value of the underlying securities. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

•
Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Equity Risk. To the extent the Fund invests in closed-end funds that invest in equity securities, the Fund may be subject to the risks of investing in equity securities. The value of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment generally. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stock may be subject to liquidity risks. Securities such as bonds, notes, debentures, or preferred stock may be convertible into common stock and have valuations that tend to vary with fluctuations in the market value of the underlying stock. Preferred stock and convertible stock may change in value based on changes in interest rates.

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Exchange Traded Fund Risk. As with investments in all investment companies, investments in ETFs are subject to market and management risk. In addition, if the Fund acquires shares of ETFs, its shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the ETFs. Investments in ETFs are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

Fixed Income Risk. To the extent the Fund invests in closed-end funds that invest in fixed income securities, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.

•
High Yield Fixed Income Securities. Fixed income securities in a closed-end fund that are rated below investment grade (i.e., “high yield fixed income securities” or “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield fixed income securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Municipal Fixed Income Securities. Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax. The profitability of these securities depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the closed-end funds invest could negatively impact the funds.

Foreign Securities Risk. The Fund may be exposed to foreign securities through its investments in closed-end funds. Investments in foreign securities are subject to special risks above and beyond those normally associated with domestic securities. Due to economic, political, and social instabilities in foreign markets, foreign securities can be more volatile than domestic securities.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds. A fund of funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the closed-end funds and mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

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General Market Risk. The net asset value and investment return of funds will fluctuate based upon changes in the value of its portfolio securities. Certain securities held at a certain time may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Illiquidity Risk. Certain of the Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Advisor to dispose of such investments at a fair price at the time the Advisor believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value.  The Fund is limited to investing only 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investment Advisor Risk. The Advisor was recently formed and registered with the SEC. The Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act). Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience managing a registered investment company may limit its effectiveness. The experience of the portfolio manager is discussed in “Management of the Fund – Investment Advisor.” The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. In addition, the Advisor’s investment methodology may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another methodology or investment strategy.

Large-Cap Securities Risk. To the extent the Fund invests in closed-end funds that invest in large-cap securities, the Fund may be subject to the risks involved in investing in large-cap securities. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Master Limited Partnerships. As part of the Fund’s investments in closed-end funds, the Fund may invest in securities (units) of MLPs, which involve risks that differ from an investment in common stock. MLPs are separate entities with expenses that are separate from the Fund. To the extent that an MLP’s interests are all in a particular industry or sector, such as natural resources or energy, the MLP will be negatively impacted by economic events adversely impacting that industry or sector. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

New Fund Risk. The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject shareholders to a higher tax liability.

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REITs Risk. To the extent the Fund invests in closed-end funds that invest in REITs, the Fund may be subject to the risks involved in investing in REITs. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund may invest in closed-end funds invested in REITs within a number of the Advisor’s custom asset classes, which includes but may not be limited to the U.S. High Yielding Equity asset class.

Rights and Warrants Risk. To the extent the Fund invests in closed-end funds that invest in rights and warrants, the Fund may be exposed to the risks involved in investing in rights and warrants. Rights and warrants are options to purchase common stock at a specified price for a specified period of time. Their prices do not necessarily move parallel to the prices of the underlying securities and expire worthless if not exercised within the specified period of time.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Once the Fund has been in operation for at least a full calendar year, performance information will be shown in the Prospectus. Updated performance information will be available on the Fund’s website at www.rareviewfunds.com or by calling the Fund toll-free at 888-RVFUNDS (888-783-8637).

Management

Investment Advisor
The Fund’s investment advisor is Rareview Capital LLC.

Portfolio Manager
Neil Azous, Chief Investment Officer and Portfolio Manager, has managed the day-to-day operations of the Fund since its inception in 2016.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail to Rareview Longevity Income Generation Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by telephone at 888-RVFUNDS (888-783-8637), by wire transfer, or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown in the table below.

	Retail Class	Institutional Class	Retirement Accounts
Minimum Initial Investment	$2,500	$1,000,000	$2,500
Minimum Subsequent Investment	$500	$1,000	$1,000

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Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVE,
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund seeks to generate long-term capital appreciation and income. The Fund’s objective is not fundamental, and may be changed by the Board without shareholder approval. The Fund will provide shareholders with 60 days’ written notice in advance of any change to its investment objective.

Principal Investment Strategies
The Fund is a “fund of funds,” meaning that under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by investing primarily in closed-end funds whose share prices trade at a discount or premium relative to the closed-end funds’ underlying asset values. The Fund may also generate income from distributions received from holdings in closed-end funds.

In selecting securities for the Fund’s portfolio, the Advisor uses a top-down macro asset allocation approach to select closed-end funds that the Advisor believes will contribute to the achievement of the Fund’s investment objective. Investments in closed-end funds will generally fall within a custom asset class designed by the Advisor to replicate a broader investment class. Such asset classes may include, but are not limited to:

•	High Yield Corporate Bond: U.S.-registered corporate debt securities rated BB+ or below by at least two credit rating agencies, which are considered speculative grade.
•	Investment Grade Corporate Bond: U.S.-registered corporate debt securities rated BB+ or above by at least two credit rating agencies.
•
Municipal Bonds: U.S. state or local municipalities issued debt securities backed by either a revenue source or the entity’s general funds. The bonds may or may not be exempt from federal and some state or local taxes.

•	Leveraged Loans: U.S. issued bank loans to speculative grade companies that typically pay a coupon consistent with a variable rate, such as Libor, plus a credit spread.
•
Aggregate Fixed Income Securities: A combination of emerging market debt securities (sovereign and corporate), U.S. agency mortgage-backed securities, U.S. or foreign corporate debt securities, preferred stocks, and various asset-backed securities.

•	U.S. Large Cap Equity: common stocks issued by U.S.-domiciled companies with a market capitalization of greater than $5 billion.
•	U.S. High Yielding Equity: securities issued by U.S.-domiciled companies that include REITs, utilities companies, preferred stocks, and convertible stocks.
•	Non-U.S. Large Cap Equity: common stocks issued by non-U.S. domiciled companies in a foreign currency with a market capitalization of greater than $5 billion.
•
Master Limited Partnerships (MLPs): publicly traded entities that largely invest in energy infrastructure such as pipelines, storage, processing plans, and terminals. These partnerships generate at least 90% of their income from “qualifying” sources and pay a periodic distribution.

Relative concentrations of investments within asset classes, as well as the number of asset classes, may vary depending on market conditions, performance of the asset classes relative to and independent of other asset classes, and the relative risk profiles of the asset classes, among other reasons. The Fund is not required to invest in each of the asset classes at all times.

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In order to select closed-end funds for the Fund, the Advisor uses a quantitative approach to measuring the relative value of each closed-end funds in an attempt to find closed-end funds that are trading at a discount or premium to their NAV. Factors involved in this quantitative measuring process include, but are not limited to, the percentage of the discount or premium of the closed-end fund to its underlying asset values and the closed-end fund’s dividend yield.

The Fund may invest up to 20% of its assets in exchange traded funds (“ETFs”) that are representative of an asset class if, in the Advisor’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class.

While the Fund may sell or reduce its position in a security for a variety of reasons when appropriate and consistent with the Fund’s investment objective and policies, the Fund generally will sell or reduce its position in a closed-end investment company when its per-share price has deviated significantly from its fair value and a more favorable a holding for the Fund exists. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

Temporary Defensive Positions. The Fund, as well as the underlying investment companies in which the Fund invests, may, from time to time, take temporary or defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions, when the Advisor deems it appropriate to do so. During such an unusual set of circumstances, the Fund (or its underlying investment companies) may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund (or its underlying investment companies) takes a temporary or defensive position, the Fund may not be able to pursue or achieve its investment objective.

Principal Risks

Losing all or a portion of your investment is a risk of investing in the Fund. The following risks may apply to the Fund:

Bank Loan Risk. The Fund’s investments in closed-end funds may indirectly subject the Fund to the risks associated with bank loans to the extent that the closed-end funds invest in bank loans. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a closed-end fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a closed-end fund does not receive scheduled interest or principal payments on such indebtedness, such fund’s share price could be adversely affected. A closed-end fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a closed-end fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the closed-end fund. A closed-end fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a closed-end fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

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Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Closed-end fund shares frequently trade at a premium or discount relative to their net asset value. When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment. Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price. If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified. The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund’s return. Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund’s actual interest income and capital gains. Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund’s net asset value and its earnings capacity. Finally, closed-end funds expose the Fund to illiquidity risks in several ways. Closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds. Also, closed-end funds may have smaller market capitalizations than other exchange-traded investments, which may make investments in them more illiquid. Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices. See the Fund’s “Illiquidity Risk” below for further information.

Control of Portfolio Funds Risk. Despite the Advisor’s selection and regular evaluation of each closed-end fund in which the Fund invests to determine whether the closed-end funds are consistent with the Fund’s investment objective, the Advisor cannot control the strategies and/or holdings of these closed-end funds. As a result, there is a risk the closed-end funds’ portfolios will not be consistent with the Fund’s investment objective, which may influence the Fund’s overall portfolio, especially if the Fund maintains a significant position in the closed-end fund. The Fund does not have any control over the investments made by a closed-end fund, which may change at any time due to the closed-end fund advisor’s discretion. Additionally, the Fund does not have any control over the selection of management personnel within a closed-end fund, which can change from time to time, as well.

Derivatives Risk. The Fund may invest in derivatives indirectly through its investments in closed-end funds. The closed-end funds in which the Fund invests utilize various types of derivatives including but not limited to swaps, options, forwards and futures. Derivative instruments, whose value is derived from the value of an underlying asset, interest rate, or index, involve risks different from direct investments in the underlying securities (imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid). Adverse changes in the value or level of the underlying asset or index can result in a loss to the closed-end fund substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of derivative instruments also exposes the closed-end funds and, ultimately, the Fund, to additional risks and transaction costs.

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Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by the Fund. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts.

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Options. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss. Equity, foreign currency, or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange, which may increase the risk of nonperformance by the obligor on such an option and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option.

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Swaps. Swaps are agreements to exchange cash flows. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights.

Certain swaps, such as credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Equity Investments Risk. To the extent the Fund invests in closed-end funds that invest in equity securities, the Fund may be subject to the risks of investing in equity securities. Equity securities are subject to market risk. The funds’ investments in equity securities may include equity securities such as common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITS, depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

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Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

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Convertible Securities. Convertible securities may consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The closed-end funds in which the Fund may invest may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the closed-end funds may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the closed-end funds’ ability to achieve its investment objectives.

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Preferred Securities. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks include a lack of voting rights and a closed-end fund’s investment adviser may incorrectly analyze the security. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend. In either case, such an even would result in a loss to the closed-end fund. Preferred stock may also be convertible into the common stock of the issuer. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. The closed-end funds may invest in preferred stock with any or no credit rating. Preferred stock market values may change based on changes in interest rates.

Exchange Traded Fund Risk. As with investments in all investment companies, investments in ETFs are subject to market and management risk. In addition, if the Fund acquires shares of ETFs, its shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the ETFs. Investments in ETFs are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds. A fund of funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies. Investments in other funds subject the Fund to additional operating and management fees and expenses. For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. Because closed-end funds trade on exchanges, the Fund may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares. The Fund’s performance depends in part upon the performance of the closed-end funds’ investment advisors, the strategies and instruments used by the closed-end funds, and the Advisors ability to select closed-end funds and effectively allocate Fund assets among them.

Fixed Income Risk. To the extent the Fund invests in closed-end funds that invest in fixed income securities, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. In addition, there is the risk that the securities may be paid off earlier or later than expected; either situation could cause a closed-end fund to hold securities paying lower-than-market rates of interest, which could affect the fund’s yield or share price, sometimes negatively.

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High Yield Fixed Income Securities. A closed-end fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an underlying fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a closed-end fund may lose its entire investment.

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Municipal Fixed Income Securities. Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax. The profitability of these securities depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the closed-end funds invest could negatively impact the funds.

Foreign Securities Risk. The Fund may be indirectly exposed to the risks of foreign securities through its investments in closed-end funds. Investments in foreign securities are subject to special risks above and beyond those normally associated with domestic securities. Foreign securities can be more volatile than domestic securities. Securities markets of other countries are generally smaller than domestic securities markets. Many foreign securities may be less liquid than domestic securities, which could affect a Fund’s investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a closed-end fund’s investments.

Foreign securities are also subject to higher political, social and economic risks than those of domestic issuers. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

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Emerging Markets Securities. Investments in the securities of issuers within emerging markets are subject to the risks of foreign securities, as well as additional risks. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a closed-end fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, a closed-end fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

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General Market Risk. The net asset value and investment return of Funds will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Illiquidity Risk. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult to determine a fair value of an illiquid investment than that of a more liquid comparable investment. Some illiquid investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. If the Fund owns more than 1% of an underlying fund’s securities, the Fund’s investments in such an underlying fund would be subject to certain redemption restrictions, and such holdings would be considered illiquid. An inability to sell securities may affect the Fund’s ability to meet redemption requests.

Investment Advisor Risk. The Advisor was recently formed and registered with the SEC. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience managing a registered investment company may limit its effectiveness. The experience of the portfolio manager is discussed in “Management of the Fund – Investment Advisor.” The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. In addition, the Advisor’s investment methodology may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another methodology or investment strategy.

Master Limited Partnerships. To the extent that an MLP’s interests are all in a particular industry or sector, such as natural resources or energy, the MLP will be negatively impacted by economic events adversely impacting that industry or sector. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, as a separate entity, MLPs have their own expenses separate from the Fund, and an MLP may be taxed, contrary to its intention, as a corporation, resulting in decreased returns.

New Fund Risk. The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

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Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

REITs Risk. To the extent the Fund invests in closed-end funds that invest in REITs, the Fund may be subject to the risks involved in investing in REITs. REITs are companies that own or finance income-producing real estate. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Rights and Warrants Risk. Rights and warrants are securities that provide the Fund with the right to purchase an equity security at specific prices valid for a specific period of time. Their trading prices do will normally reflect the relationship between the option price and the current market price of the underlying common stock but not necessarily move parallel to the prices of the underlying securities. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If not sold or exercised before their expiration date they become valueless.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.rareviewfunds.com.

MANAGEMENT OF THE FUND

Investment Advisor

The Fund’s investment advisor is Rareview Capital LLC, located at Soundview Plaza, 1266 E. Main Street, Stamford, CT 06902. The Advisor is an SEC-registered investment advisory firm formed in 2016.

Subject to the supervision of the Board, the Advisor is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its investment advisory agreement. For its services, the Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 1.20% of the Fund’s average daily net assets.

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In addition, the Advisor has contractually agreed to reduce its management fees and/or absorb expenses of the Fund until at least October 18, 2018 to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) will not exceed 1.75% of the daily average net assets of the Fund, subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within three fiscal years after the fees have been waived or reimbursed), provided that the recoupment does not exceed the expense limitation in place (i) at the time such amounts were waived or reimbursed or (ii) at the time of the recoupment.

A discussion regarding the Board’s initial approval of the Investment Advisory Agreement will be available in the Fund’s first semi-annual report to shareholders for the period ending April 30, 2017.

Portfolio Manager

Neil Azous, Chief Investment Officer and Portfolio Manager, has been the Managing Director and Portfolio Manager of the Advisor since 2016, when Mr. Azous founded the Advisor. From 2013 to the present day, Neil has worked at Rareview Macro LLC as its Founder and Managing Member. Prior to founding the Advisor, Neil was a Managing Director at Navigate Advisors from 2009 to 2013. First at Donaldson Lufkin and Jenrette from 2001 to 2004, and then at UBS Investment Bank from 2004 to 2009, Neil’s responsibilities included trading derivatives, hedging solutions, asset allocation, and fundamental securities analysis. Neil began his career at Goldman Sachs in 1998, working in fixed income. Neil completed graduate level coursework for an MS in Real Estate at New York University and received his BA in Business Administration from the University of Washington, where he is a member of the University of Washington Bothell Board of Advisors and was the recipient of the Bothell Business School 2013 Distinguished Undergraduate Alumnus Award. He is active in various charity and community organizations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities in the Fund.

SHAREHOLDER INFORMATION

Pricing Fund Shares

Net Asset Value. Shares of the Fund are sold at its NAV. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. The Fund’s share price is ordinarily calculated as of the scheduled close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

All shareholder transaction orders received in good order (as described below under “How to Purchase Shares of the Fund”) by the transfer agent, or an authorized financial intermediary by the close of the NYSE, generally 4:00 p.m. Eastern Time, will be processed at the applicable price on that day. Transaction orders received after the close of the NYSE will receive the applicable price on the next business day. The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV). In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

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Fair Value Pricing. Occasionally, market quotations are not readily available, are unreliable, or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

HOW TO PURCHASE SHARES OF THE FUND

Minimum Investment

To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.

	Minimum Initial Investment	Minimum Subsequent Investment
Retail Class	$2,500	$500
Institutional Class	$1,000,000	$1,000
Retirement Accounts	$2,500	$1,000

Minimum initial and subsequent purchase amounts may be reduced or waived by the Advisor for specific investors or types of investors, including, without limitation, employee benefit plan investors, retirement plan investors, investors who invest in the Fund through an asset-based fee program made available through a financial intermediary, customers of investment advisers, brokers, consultants and other intermediaries that recommend the Fund, employees of the Advisor and its affiliates and their family members, investment advisory clients of the Advisor, and current or former Trustees of the Trust and their family members. Certain financial intermediaries also may have investment minimums, which may differ from the Fund’s minimums, and may be waived at the intermediaries’ discretion. If your investment is aggregated into an omnibus account established by an investment adviser, broker, consultant or other financial intermediary, the account minimums apply to the omnibus account, not to your individual investment.

Choosing a Share Class

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This Prospectus describes two classes of shares offered by the Fund: Retail Class and Institutional Class. The Fund offers these classes of shares so that you can choose the class that best suits your investment needs. The main differences between each class are ongoing fees and minimum investment amounts. Each class of shares of the Fund represents an interest in the Fund’s portfolio of investments. There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time.

When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the “Fees and Expenses of the Fund” section in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Institutional Class Shares. Institutional Class shares are available for purchase at the NAV per share next determined after your order is received by either the Fund’s transfer agent or a financial intermediary and have an initial investment minimum of $1,000,000.

The following persons will be eligible to invest in Institutional Class shares:
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Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisers, broker-dealers and financial advisers acting for their own accounts or for the accounts of their clients; and

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Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent, child, spouse, domestic partner, sibling, set or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of the Advisor and its affiliated companies.

Retail Class Shares. Retail Class shares of the Fund are retail shares that require a minimum investment of $2,500. Retail Class shares are also subject to Rule 12b-1 fees (or distribution fees) of 0.25% of average daily net assets, which is assessed against the shares of the Fund.

Good Order Purchase Requests

When making a purchase request, make sure your request is in good order. “Good order” means your request includes:

▪	the name of the Fund
▪	the dollar amount of shares to be purchased
▪	account application form or investment stub
▪	check payable to Rareview Funds

All purchases by check must be in U.S. dollars and drawn on U.S. banks. The Fund will not accept payment in cash or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, the transfer agent will assess a $25 fee against your account. You will also be responsible for any losses suffered by the Fund as a result.

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Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Mail

For direct investments through the Fund’s transfer agent, you should:
•	Complete and sign the account application;
•	To open an account, write a check payable to: “Rareview Funds”
•	Send your account application and check to one of the addresses listed below;
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For subsequent investments, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Fund in the envelope provided with your statement or to one of the addresses noted below. Write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

For regular mail delivery:	For an overnight delivery:
Rareview Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Rareview Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Purchase by Wire

If you are making your first investment in the Fund, before you wire funds, please contact the transfer agent by phone to make arrangements with a representative to submit your completed account application via mail or overnight delivery. Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number. Once your account has been established, you may instruct your bank to initiate the wire using the instructions provided below.

For either initial or subsequent investments, prior to sending the wire, please call the transfer agent at 888-RVFUNDS (888-783-8637)to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Rareview Funds
(Shareholder Name, Shareholder Account #)

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Your bank may impose a fee for investments by wire. You will receive the NAV for the day that your wired funds have been received by the transfer agent. Wired funds must be received prior to the close of the NYSE, generally 4:00 p.m., Eastern Time, to be eligible for same day pricing. Wires received after the close of the NYSE will be considered received by the next business day. The Fund and the transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Fund at 888-RVFUNDS (888-783-8637).

Purchase by Telephone

If you did not decline telephone transactions on your account application, if you included a voided check, and your account has been open for at least 15 calendar days, you may purchase additional shares in the amount of $500 or more from your bank account upon request by telephoning the Funds toll-free at 888-RVFUNDS (888-783-8637). Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to the close of the NYSE, generally 4:00 p.m. Eastern Time, shares will be purchased at the NAV next calculated. For security reasons, requests by telephone are recorded.

Automatic Investment Plan

If you intend to use an Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $1,000,000 for Institutional Class shares or $2,500 for Retail Class shares and retirement accounts. Once your account has been opened, you may purchase shares of the Fund through the AIP in amounts of at least $1,000 for Institutional Class shares and $100 for Retail Class shares and retirement accounts. If you choose this option, funds will be automatically transferred from your bank account monthly or quarterly. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request. If your bank rejects your payment, the transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application. Any request to change or terminate your AIP should be submitted to the transfer agent five days prior to effective date.

Purchases Placed with Financial Intermediaries

You may buy and sell shares of the Fund through certain financial intermediaries. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Your order will be priced at the Fund’s NAV next computed after it is received by a financial intermediary. A financial intermediary may hold your shares in an omnibus account in the financial intermediary’s name and the financial intermediary may maintain your individual ownership records. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. Your financial intermediary may impose investment minimum requirements that are different from those set forth in this Prospectus. The Fund may pay the financial intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus. The Fund will be deemed to have received a purchase order when a financial intermediary, or its authorized designee, receives the order. If you transmit your order with these financial intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the financial intermediary. Investors should check with their financial intermediary to determine if it is subject to these arrangements.

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HOW TO REDEEM SHARES OF THE FUND

Redeeming Shares

If you redeem through a financial intermediary, the financial intermediary may charge you a transaction fee. If you purchased your shares by check, you may not receive your redemption proceeds until your check has cleared, which may take up to 15 calendar days. Redemptions will be processed only on a day during which the NYSE is open for business. You may receive the proceeds of redemption by check, wire or via electronic funds transfer through the ACH network. Please note that certain fees may apply depending on the timing or manner in which you redeem shares (see the sections entitled “Redemption Fees” and “Tools to Combat Frequent Transactions” in this Prospectus for more information). Requests to redeem shares are processed at the NAV next calculated after the transfer agent or your financial intermediary receives your request in good order.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA accounts may be redeemed by telephone at 888-RVFUNDS (888-783-8637). Investors will be asked whether or not to withhold taxes from any distribution.

Redeem by Mail

To redeem by mail, please:

•	Provide your name and account number;
•	Specify the number of shares or dollar amount to be redeemed and the Fund name or number;
•
Sign the redemption request (the signature must be exactly the same as the one on your account application). Make sure that all parties that are required by the account registration sign the request, and any applicable signature guarantees are on the request; and

•	Send your request to the appropriate address as given under “Purchasing by Mail”.

Redeem by Telephone

Unless you declined the option on your account application, you may redeem your shares of the Fund by telephone. In order to arrange for the telephone redemption option after your account has been established, or to change the bank account or address designated to which redemption proceeds are sent, you must send the Fund’s transfer agent a written request. The request must be signed by each shareholder of the account. The transfer agent may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. To redeem by telephone, call the transfer agent at 888-RVFUNDS (888-783-8637) between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time on a day the NYSE is open for business. Shares of the Fund will be sold in your account at the NAV determined on the day your order is placed prior to market close (generally, 4:00 p.m., Eastern Time); any redemption requests made after market close will receive the Fund’s next calculated NAV price.

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Before executing an instruction received by telephone, the transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ written notice to shareholders. Once a telephone transaction has been placed, it cannot be canceled or modified. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume.

Systematic Withdrawal Program

The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. Note that a SWP for this Fund is only available for retirement accounts. To start this program, your retirement account must have Fund shares with a value of at least $50,000 and the minimum payment amount is $1,000 per month. This program may be terminated or modified by the Fund at any time. Any request to change or terminate your SWP should be communicated in writing or by telephone to the transfer agent no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted. To establish the SWP, complete the SWP section of the Account Application. Please call 888-RVFUNDS (888-783-8637) for additional information regarding the SWP.

Through a Financial Intermediary

You may redeem the Fund’s shares through your financial intermediary. Redemptions made through a financial intermediary may be subject to procedures established by that institution. Your financial intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds. For redemption through financial intermediaries, orders will be processed at the NAV next effective after receipt of the order by the financial intermediary. Please keep in mind that your financial intermediary may charge additional fees for its services. Investors should check with their financial intermediaries to determine if they are subject to these arrangements.

ACCOUNT AND TRANSACTION POLICIES

Redemption Fee

The Fund will assess a 2.00% fee on the redemption of Fund shares held for 90 days or less. The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders. This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; (2) Fund redemptions under the Fund’s SWP; (3) the redemption of shares previously purchased under an AIP; (4) the involuntary redemption of low balance accounts; or (5) sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee based investment advisers, certain wrap accounts, and retirement plans. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.

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Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 90 days or less, the Fund may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts. While the Fund has entered into information sharing agreements with such financial intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board has adopted policies and procedures reasonably designed to detect and prevent abusive trading practices such as market timing and excessive trading that may be harmful to the Fund and its shareholders. The Fund discourages market timing; excessive, short-term trading; or other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of such activities within the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees (as noted in the “Redemption Fee” section above), or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available or are unreliable. As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order (including exchanges), in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Advisor to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted in this Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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Proceeds

Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request. If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your account application. The minimum wire amount is $100 and there is a $15 fee for each wire transfer. When proceeds are sent via the ACH network, the funds are usually available in your bank account in two to three business days.

Check Clearance

The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears. If the check does not clear, you may be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the transfer agent. This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions

The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees

The transfer agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee of each owner, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	For all redemption requests in excess of $100,000, unless paid via wire;
•	If a change of address request has been received by the transfer agent within the last 30 calendar days;
•	When requesting a change in ownership on your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

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In addition to the situations described above, the Fund and/or the transfer agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Customer Identification Program

Please note that, in compliance with the USA PATRIOT Act of 2001, the transfer agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you do not supply the necessary information, the transfer agent may not be able to open your account. Please contact the transfer agent at 888-RVFUNDS (888-783-8637) if you need additional assistance when completing your account application. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action it deems reasonable or required by law. The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

No Certificates

The Fund does not issue share certificates.

Right to Reject Purchases

The Fund reserves the right to reject any purchase in whole or in part. The Fund may cease taking purchase orders at any time when the Advisor believes it is in the best interest of the current shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind

The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio with a market value equal to the redemption price (a “redemption in-kind”). It is not expected that the Fund would do so except during unusual market conditions. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts

To reduce expenses, the Fund may redeem an account if the total value of the account falls below $1,000 due to redemptions. Automatic redemptions of your account may result in tax consequences. Please see “Dividends, Distributions and Their Taxation” below. An investor will be given 30 days’ prior written notice of this redemption. During that period, an investor may purchase additional shares to avoid the redemption.

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Householding

In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the transfer agent toll free at 888-RVFUNDS (888-783-8637) to request individual copies of these documents. The Fund will begin sending individual copies 30 calendar days after receiving your request. This policy does not apply to account statements. Automatic redemption of your account may result in tax consequences. Please see “Dividends, Distributions, and Their Taxation” below.

Unclaimed Property

Mutual fund accounts may be transferred to an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Fund at 888-RVFUNDS (888-783-8637) to generate shareholder initiated activity such as completing an account transaction.

DISTRIBUTION (12b-1) FEES

The Trust has adopted a Rule 12b-1 distribution plan (the “Rule 12b-1 Plan”) under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of the Retail Class shares of the Fund. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders. Because the Fund pays distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. As compensation for services provided pursuant to the Shareholder Servicing Plan, the Fund will pay an aggregate fee equal to 0.15% of the average daily net asset value of each class of the Fund’s shares.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to that tax year. You will be informed annually of the amount and nature of the Fund’s distributions. If you sell or exchange your Fund shares, it is a taxable event for you. An exchange of shares is treated as a taxable sale. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital losses in certain circumstances.

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For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income or as qualified dividend income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. The Fund expects that, because of its investment objective, its distributions will consist primarily of long- and short-term capital gains (rather than dividend income). You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of the Fund consist of stock or securities of foreign corporations, the Fund intends to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually. In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. However, no assurances can be given that distributions will be sufficient to eliminate all taxes. Please note, however, that the objective of the Fund is growth of capital, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

When a dividend or capital gain is distributed, the Fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that either dividends or capital gains or both be paid in cash. If you elect to receive distributions and dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of the Fund.

The election to receive dividends or reinvest them may be changed by writing to the Fund at:

Rareview Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may also change your distribution election by telephoning the Fund at 888-RVFUNDS (888-783-8637).

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In order to allow sufficient processing time for a change in distribution elections, any change must be received at least 5 days prior to the record date for the distribution.

By law, the Fund must withhold a percentage of your taxable distribution and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen first-in, first-out as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. You may choose a method other than the Fund’s standing method at the time of your purchase or upon sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules may apply to them.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund shares. Consult your personal tax adviser about the potential tax consequences of an investment in Fund shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

OTHER INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator and distributor, who provide services to the Fund. Shareholders of the Fund are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund commenced operations on or about the date of this Prospectus.

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Investment Advisor
Rareview Capital LLC
Soundview Plaza, 1266 E. Main Street, Ste 700R
Stamford, CT 06902

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Legal Counsel
Goodwin Procter LLP
901 New York Avenue, NW
Washington, DC 20001

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual Reports (collectively, the “Shareholder Reports”), when available, will provide the most recent financial reports and portfolio listings. The annual report, when available, will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports will be available free of charge on the Fund’s website at www.rareviewfunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund at 888-RVFUNDS (888-783-8637) or by writing to:

Rareview Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.rareviewfunds.com

You may review and copy information including the Shareholder Reports, when available, and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090. Reports and other information about the Fund are also available:

• Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
• For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
• For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑23084.)

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STATEMENT OF ADDITIONAL INFORMATION

October 31, 2016

RAREVIEW LONGEVITY INCOME GENERATION FUND

Retail Class	RLIGX
Institutional Class	RVIGX

Rareview Capital LLC
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
888-RVFUNDS
(888-783-8637)

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus of the Rareview Longevity Income Generation Fund (the “Fund”), a series of Series Portfolios Trust (the “Trust”), dated October 31, 2016, as may be supplemented from time to time, which is incorporated by reference into this SAI.

You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Fund’s website at www.rareviewfunds.com.

Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. Since the Fund had not commenced operations prior to the date of this SAI, no financial statements are available.

Once available, copies of the Annual and Semi-Annual Report to shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

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THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any Trustee or Trust officer held personally liable for obligations of the Fund or the Trust. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is a “diversified company” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

INVESTMENT POLICIES AND RISKS

The Fund’s principal investment strategies utilized by the Fund’s Advisor (defined below) and the principal risks associated with the same are set forth in the Fund’s Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund. The Fund is a “fund of funds,” and invests primarily in closed-end registered investment companies (“closed-end funds”). As a result of the Fund’s direct investments in closed-end funds, the Fund is indirectly exposed to the risks of the investments held and operations conducted by these closed-end funds. The following principal strategies and risks apply to the Fund directly or indirectly through its investments in closed-end funds.

Information Regarding the Fund’s Principal Investment Strategies and Risks

Investment Company Risks. The Fund invests in securities of other investment companies, principally closed-end funds. The Fund’s investments in such securities involve certain additional expenses and certain tax results, which would not otherwise be present if the Fund were to invest in the underlying assets itself. Due to legal limitations, a fund is prevented from: (i) purchasing more than 3% of an investment company’s outstanding shares; (ii) investing more than 5% of the fund’s assets in any single such investment company, and (iii) investing more than 10% of the fund’s assets in investment companies overall; unless: (a) the underlying investment company and/or the applicable fund has received an order for exemptive relief from such limitations from the SEC; and (b) the underlying investment company and the fund take appropriate steps to comply with any conditions in such order. The Fund intends to rely on Section 12(d)(1)(F) of the 1940 Act which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided that (i) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any investment company and (ii) the offering price of the Fund does not include a sales load greater than 1.5%. The foregoing notwithstanding, the Fund, in reliance on Rule 12d1-3 under the 1940 Act, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than 30 days. Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure. These risks also apply to the funds in which the Fund invests, as they may invest in other investment companies, as well, and include the following:

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Multiple Layers of Fees. By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund’s Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well. As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.

Lack of Transparency. The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor. The Fund has no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies. Although the Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Advisor will have little or no means of independently verifying valuations of the Fund’s investments in investment companies and valuations of the underlying securities held by other investment companies. As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers. In the event that such valuations prove to be inaccurate, the net asset value (“NAV”) of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.

Illiquidity of Investments By and In Other Investment Companies. Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale. Further, the Fund may not be able to redeem its interests in other investment companies’ securities that it has purchased in a timely manner. If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity. As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies. Any such losses could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.

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Lack of Control. Although the Fund and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by other investment companies. Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time. The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.

Lack of Diversification. There is no requirement that the underlying investments held by other investment companies be diversified. As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities. As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments. Thus, the Fund’s portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.

Use of Leverage. The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the NAV of the shares of the other investment companies and in the return on the other investment companies’ investments. Borrowing will also cost other investment companies interest expense and other fees. As such, the value of the Fund’s investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified. As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.

Closed-End Funds. The Fund intends on investing primarily in closed-end funds. Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of closed-end fund’s portfolio holdings. When such prices are higher, shares are said to be trading at a “premium.” When they are lower, shares are said to be trading at a “discount.” Closed-end fund shares frequently trade at persistent and ongoing discounts to the NAV of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end fund held by the Fund will not trade at a persistent and ongoing discount, nor that an active market in shares of the closed-end funds held by a Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund. While the Fund seeks to take advantage differences between the NAV of closed-end fund shares and any secondary market premiums or discounts, the Fund may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective. While the Funds attempt to invest in a diversified basket of closed-end funds, lackluster performance of a single closed-end fund can have a negative impact on the performance of the Fund as a whole. The Fund may lose money on its investment in any closed-end fund which, in turn, may cause investors to lose money on an investment in the Fund.

Common Stock. The Fund may invest in common stock indirectly through its investments in closed-end funds. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

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Cybersecurity and Operational Risk. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cybersecurity risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.

The Fund’s investments or its service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its NAV in a timely manner, including over a potentially extended period. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments. The Fund, and the other investment companies which the Fund invests, may invest in derivative instruments. Investments in options, futures, swaps and other forms of financial derivatives, including foreign exchange contracts, involve risks different from direct investments in the underlying securities. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not been exposed to derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested. The Portfolio Funds may invest in derivative instruments to the extent permissible under the 1940 Act and other applicable securities laws. To the extent that the Fund invests directly in options, futures and swaps, the Fund will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC, including SEC Release 10666 that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.

When used for hedging purposes, increases in the value of the securities held or intended to be acquired should offset any losses incurred with a derivative. Use of derivatives for purposes other than hedging could expose the Fund to greater risks.

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The ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities being hedged may not move in the same amount, or even in the same direction as the hedging instrument. This risk can be minimized by investing only in those contracts whose behavior is expected to resemble the portfolio securities being hedged. However, if a prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the use of derivative instruments may result in a loss.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:
•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:
•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the derivative may not trade at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Options. The Fund and the other investment companies in which the Fund invests may purchase and write put and call options on securities. The purchase and writing of options involves certain risks. During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the entire investment in the option will be lost. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an option position is closed out. Furthermore, if trading restrictions or suspensions are imposed on the options market, it may not be possible to close out a position.

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To the extent that the Fund does write a call or put option, it may do so only if the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. A written call option creates a potential obligation to sell the underlying security. In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security. A written put option creates a potential obligation to buy the underlying security. In order to make sure that this obligation can be met, the Fund could (i) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (ii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.

Futures Contracts. While the Fund will not invest in futures contracts as a principal investment strategy, the other investment companies in which the Fund invests may invest in futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the investment companies in which the Fund invests, upon entering into a futures contract (and to maintain the open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the investment companies in which the Fund invests. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Investments in futures contracts are expected to earn interest income on initial and variation margin deposits.

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The investment companies in which the Fund invests will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the investment companies in which the Fund invests will usually be liquidated in this manner, the investment companies in which the Fund invests may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. To the extent that the Fund directly holds a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund “covers” a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Swaps. While the Fund will not invest in currency, equity, interest rate, and index swaps as a principal investment strategy, the other investment companies in which the Fund invests may invest in futures contracts, and the Fund may invest in equity swaps as a non-principal investment strategy. Investments in swaps involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the fund had invested directly in the asset that yielded the desired return. In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Use of swaps subjects the investor to risk of default by the counterparties. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Equity Securities. Through its investments in closed-end funds, the Fund may invest indirectly in equity securities. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant. The values of equity securities paying dividends at high rates may be more sensitive to change in interest rates than are other equity securities. These risks can be compared to fixed income securities, which in general do not have as great of price volatility as equity securities. There are occasions, however, when market conditions may cause certain debt securities to have comparable or greater price volatility. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

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Exchange-Traded Notes. Through its investments in closed-end funds, the Fund may invest indirectly in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations. Turbulence in financial markets and reduced liquidity in credit, fixed-income, and equity markets may negatively affect many issuers worldwide which could adversely affect the Fund. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.

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High-Yield Fixed Income Securities. The Fund, through its investments in closed-end funds, may invest in debt securities, including bonds and debentures (which are long-term) and notes (which may be short- or long-term). These investments may be in high-yield securities (i.e. securities rated below investment grade or non-rated), which while providing greater income and opportunity for gain than investments in higher-rated securities, also entail relatively greater risk of loss of income or principal. Lower-grade obligations are commonly referred to as “junk bonds.” Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The underlying closed-end funds may purchase unrated securities. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the securities comparative credit rating.

The high yield market at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities’ issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the Fund’s NAV per share. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by the closed-end funds including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the closed-end funds would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the closed-end funds’ net assets.

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The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the closed-end funds to accurately value high yield securities or dispose of them. To the extent the closed-end funds own or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities. The closed-end funds will report the interest on these securities as income even though they receive no cash interest until the security’s maturity or payment date. Further, the Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Advisor monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the Fund can meet redemption requests. To the extent that the Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Advisor’s credit analysis than would be the case for higher quality bonds. The Fund may retain a portfolio security whose rating has been changed.

Initial Public Offering (“IPO”) Risk. Though not part of the Fund’s principal investment strategies, the Fund may invest indirectly through closed-end investment companies in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer to the extent consistent with the Fund’s investment objective. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on the Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on the Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to the Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Interest Rate Risk. A rise in interest rates may cause a decline in the value of fixed income securities and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause a Fund to experience a decline in its income.

Limited Operating History. The Fund is newly formed and therefore has no operating history for investors to evaluate. As such, the Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.

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Master Limited Partnerships. The Fund may invest in publicly traded master limited partnerships (“MLPs”). MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Real Estate Investment Trusts. Through its investments in closed-end funds, the Fund may invest indirectly in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

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Securities Selection Risk. Securities selected by the Advisor may not perform to expectations. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security may be incorrect and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more volatile than the market as a whole or our intrinsic value approach may fail to produce the intended results. The portfolio manager’s estimate of intrinsic value may be wrong or even if its estimate of intrinsic value is correct, it may take a long period of time before the price and intrinsic value converge. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Temporary Defensive Positions

The Fund, as well as the underlying investment companies in which the Fund invests, may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s investment objective and principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions when the Advisor deems it appropriate to do so. During such an unusual set of circumstances, the Fund (or its underlying investment companies) may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When the Fund (or its underlying investment companies) takes a temporary or defensive position, the Fund may not be able to pursue or achieve its investment objective.

Information Regarding the Fund’s Non-Principal Strategies and Risks

Borrowing. The Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Such borrowing may make the Fund’s NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund’s NAV and on the Fund’s investments. Although the principal of borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss. The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund’s total assets. Any leveraging will comply with the applicable requirements of the  1940 Act and the guidance of no-action letters issued by the SEC, including  1940 Act Release No. 10666 (Apr. 18, 1979), intended to minimize the use of leverage and the possibility that the Fund’s liabilities will exceed the value of its assets.

The Fund may also borrow money to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The  1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund will be required to reduce the amount of its borrowings within three days (not including Sundays and holidays), and may be required to dispose of some portfolio holdings in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

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Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are subject to liquidity risk because they can be difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Applicable regulatory guidance and interpretations provide examples of factors that may be taken into account in determining whether a particular instrument should be treated as illiquid, such as whether a security can be disposed of promptly and in the ordinary course of business without taking a reduced price.

Large Shareholder Risk. Certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Advisor would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Liquidation of the Fund. The Board may determine to close and liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of the liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Regulatory Risk. Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. While there continues to be uncertainty about the full impact of recent regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future.

INVESTMENT RESTRICTIONS
The investment restrictions applicable to the Fund are set forth below and are either fundamental or non-fundamental. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental policies or restrictions may be changed by the Board without shareholder approval.

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Fundamental Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy:

1.
The Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.
The Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.
The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.
The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) tax-exempt obligations of state or municipal governments and their political subdivisions; (iii) securities of other investment companies; and (iv) repurchase agreements.

5.
The Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.
The Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.
The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

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Percentage and Rating Restrictions

Except with respect to borrowing and liquidity, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus are adhered to at the time of investment. Later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions are appropriate to maintain adequate liquidity.

Additional Information Regarding Fundamental Investment Restrictions

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Lending. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

For purposes of the Fund’s fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by the Fund.

Senior Securities and Borrowing. The 1940 Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with SEC staff guidance and interpretations, when a fund engages in such transactions, the fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The fundamental restriction in (2) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments, where easily determined, of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. In this regard, the Advisor may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Advisor may, but need not, consider industry classifications provided by third parties.

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Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, an investment company is a “diversified company” if, as to 75% of its total assets, it does not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company. For purposes of the Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance.

Underwriting. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

PORTFOLIO TURNOVER

The frequency of the Fund’s portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Fund’s annual portfolio turnover rate will be included in the “Financial Highlights” section of the Fund’s Prospectus following the commencement of Fund operations.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund. The Advisor has also adopted a policy with respect to disclosure of Fund’s portfolio holdings (the “Advisor’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”). The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund. After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”) is authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

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The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering the approval of any amendment to the Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund may disclose its top ten portfolio holdings, among other information, on its website at www.rareviewfunds.com within 30 days after each calendar quarter end. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website. In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website. Shareholders can access the Fund’s website at www.rareviewfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principle business address of each Trustee is c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Trustee	Indefinite Term; Since September 2015.	Counsel, Kohlberg Kravis Roberts & Co. L.P. (2013-2015); Counsel, Dechert LLP (2011-2013); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (1998-2011).	5	None
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Since September 2015.	Retired.	5	Independent Trustee, First Western Funds Trust (Since May 2015); Inside Trustee, Brandes Investment Trust, Chair and President (2000-2012); Director, Inside Trustee, Brandes Funds LTD (2002-2012).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Since September 2015.	Compliance Officer, United Nations Joint Staff Pension Fund (since 2009)	5	None
Interested Trustee
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Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Dana L. Armour(3) (born 1968)	Chair, Trustee	Indefinite Term; Since September 2015.	Executive Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Senior Vice President (2010 – 2013).	5	None
Officers of the Trust
John J. Hedrick (born 1977)	President and Principal Executive Officer	Indefinite Term; Since September 2015.	Vice President, U.S. Bancorp Fund Services, LLC (since 2011); Assistant Vice President (2007 – 2011).	Not Applicable	Not Applicable
David A. Cox (born 1982)	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2016.	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2011).	Not Applicable	Not Applicable
Michael R. McVoy (born 1957)	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since September 2015.	Executive Vice President, U.S. Bancorp Fund Services, LLC (since 2005).	Not Applicable	Not Applicable
Alia M. Vasquez (born 1980)	Secretary	Indefinite Term; Since September, 2015.	Vice President, U.S. Bancorp Fund Services, LLC, (since 2015), Assistant Vice President (2010-2015).	Not Applicable	Not Applicable
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The term “Fund Complex” includes all series of the Trust as of the date of this SAI. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.
(3)	Ms. Armour, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

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Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Governance and Nominating Committee, an Audit Committee, which also serves as the Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”. The Board is comprised of one Interested Trustee and three Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates. The Governance and Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees. The Chair of the Board is an Interested Trustee. The Board has determined not to appoint a lead Independent Trustee; however, the Independent Trustees are advised by independent counsel. The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Interested Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Koji Felton. Mr. Felton has served as a Trustee since 2015 and has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 to 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 to 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as the Enforcement Branch Chief for the San Francisco District Office of the SEC (1992-1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986-1992).

Debra McGinty-Poteet. Ms. McGinty-Poteet has served as a Trustee since 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards. Ms. McGinty-Poteet currently also serves an Independent Trustee for First Western Funds Trust. Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2012). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).

Daniel Willey. Mr. Willey has served as a Trustee since 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey currently serves as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (since 2009). Prior to his current role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Masson (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (1992 – 1994); Investment Officer, State of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).

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Dana Armour. Ms. Armour has served as a Trustee since 2015 and has experience, knowledge, and understanding of the mutual fund industry. Ms. Armour currently serves as an Executive Vice President of U.S. Bancorp Fund Services, LLC (since 2013), where she oversees the Relationship Management group and Fund Accounting department. Ms. Armour has served in various capacities since joining U.S. Bancorp Fund Services in 1992, and has extensive experience in 1940 Act, SEC, and IRS compliance and financial statement preparation. In addition, Ms. Armour has extensive experience in the oversight of regulatory examinations and providing support and assistance to mutual fund clients implementing new regulatory requirements.

Trust Committees

The Trust has three standing committees: the Governance and Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Governance and Nominating Committee has not held any meetings as of the date of this SAI.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee has held two meetings as of the date of this SAI.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and the Interested Trustee of the Trust, and is overseen by the Board. The function of the Valuation Committee is to oversee and approve the fair value of securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee. The actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee has not held any meetings with respect to the Fund as of the date of this SAI.

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Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2015, which is prior to the inception date of the Fund. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates as of the same date.

Compensation

Independent Trustees each will receive an annual retainer of $15,000 allocated among each of the various portfolios comprising the Trust. In addition, the Independent Trustees will receive $1,000 per meeting attended in-person and $500 for telephonic meetings. Independent Trustees will receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any fees to, or reimburse expenses of, the Interested Trustee. Because the Fund has recently commenced operations, the following compensation figures represent estimates for the Fund’s current fiscal year ending October 31, 2017.

Name of Person/ Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Koji Felton, Independent Trustee	$19,000	None	None	$19,000
Debra McGinty Poteet, Independent Trustee	$19,000	None	None	$19,000
Daniel Willey, Independent Trustee	$19,000	None	None	$19,000
(1)	Trustees’ fees and expenses are allocated among the Fund and all other series comprising the Trust.
(2)	The term “Fund Complex” includes all series of the Trust. There are currently 5 series comprising the Trust.

Codes of Ethics

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor or its designee, subject to the Board’s continuing oversight. The Trust’s Proxy Policies require that the Advisor or its designee vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Trust Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

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The Advisor has adopted proxy policies, which may be amended from time to time. In voting proxies, the Advisor is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities. The Advisor’s proxy policies are attached as Appendix A.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 888-RVFUNDS (888-783-8637) and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

Since the Fund had not commenced operations prior to the date of this SAI, there are no principal shareholders or control persons of the Fund as of the date of this SAI and the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

THE FUND’S INVESTMENT ADVISOR
As stated in the Prospectus, investment advisory services are provided to the Fund by Rareview Capital LLC (the “Advisor”), pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Neil Azous, by virtue of his ownership of greater than 25% of the Advisor, is considered to be a control person of the Advisor.

As compensation, the Fund will pay the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.20%.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In addition, the Advisor has contractually agreed to reduce its management fees and/or absorb expenses of each the Fund until at least October 18, 2018, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) will not exceed 1.75% of the daily average net assets of the Fund, subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e., within the three fiscal years after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed, or in place at the time of recoupment. Recoupment amounts may also include organizational expenses incurred prior to the commencement of operations subject to recoupment within three fiscal years of the date of such reimbursement.

Because the Fund commenced operations on or about the date of this SAI, the Fund neither paid nor accrued any management fees during the last three fiscal years.

Portfolio Manager

Mr. Azous serves as Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Fund. As of September 31, 2016, the Fund’s Portfolio Manager did not manage any other accounts.

Compensation

The Portfolio Manager’s compensation is tied to the management fee earned by the Advisor for its services provided to the Fund. The Portfolio Manager earns no compensation directly from the Fund.

Conflicts of Interest

It is generally the Advisor’s policy that investment decisions for all accounts managed by the Portfolio Manager be made based on a consideration of each client’s investment objectives, investment policies and guidelines and other specific account requirements or restrictions. The Portfolio Manager typically manages accounts with similar investment strategies and, therefore, the Advisor does not anticipate conflicts of interests as a result of differing investment strategies. General conflicts of interest, however, may include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the Advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. Currently, none of the accounts managed by the portfolio manager charge a performance fee and management fee levels vary minimally among the other accounts.

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To the extent that the Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In addition, the Advisor has adopted policies and procedures that are designed to address potential conflicts of interest relating to the allocation of investment opportunities by its Portfolio Manager. In the event that more than one client wants purchase or sell the same security on a given date, the purchases and sales will normally be made in aggregate and allocated on a pro rata average price per share basis.

As of the date of this SAI, the Portfolio Manager does not beneficially own any shares of the Fund as the Fund had not commenced operations prior to the date of this SAI.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund. USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets, subject to a minimum annual fee. USBFS also is entitled to certain out-of-pocket expenses. USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out of pocket expenses. The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

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Independent Registered Public Accounting Firm and Legal Counsel

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, is the independent registered public accounting firm for the Fund and will perform an annual audit of the Fund’s financial statements and advise the Fund as to certain accounting matters.

Goodwin Procter LLP, 901 New York Avenue, NW Washington, DC 20001, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

The Advisor is authorized to determine the broker or dealer to be used for each securities transaction for the Fund. The Fund will not use an affiliated broker-dealer to execute trades on its behalf. In selecting brokers or dealers to execute transactions, the Advisor need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost.

The Advisor’s Chief Investment Officer evaluates and approves broker-dealers, generally considering the following characteristics of each broker-dealer: financial condition; acceptable record-keeping practices; ability to obtain best price; knowledge of the applicable market, securities and industries; commission structure; and reputation and integrity.

The Advisor seeks to achieve best execution when placing orders for securities. The Advisor must execute transactions so that the total cost or proceeds are the most favorable when all circumstances are considered. The Advisor has an investment team responsible for placing orders, requesting changes to the approved list of broker-dealers, and identifying any potential issues with the approved broker-dealers (the “Investment Team”). This Investment Team may only execute trades with approved broker-dealers and maintains the responsibility for ensuring that best execution is achieved. The Advisor monitors trade execution quarterly. If the Investment Team or Chief Investment Officer determine that an approved broker-dealer is not providing best execution, that broker-dealer may be removed from the approved list. Though the Advisor does not seek to engage in directed brokerage on its own, it may engage in such practices upon a client’s request. The Advisor does not engage in soft-dollar practices with broker-dealers.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor’s other client accounts, the other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the Advisor will allocate trades on a pro-rata basis to all accounts involved. All participants receiving securities from the aggregated ‘block trade’ will receive the average price. If the Advisor is trading with multiple brokers in the same security on the same day for multiple accounts, the Advisor will rotate such trades in a fair and equitable manner, as the Advisor will determine. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

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The Fund has not paid brokerage commissions as it has not commenced operations as of the date of this SAI.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations. The Declaration of Trust further provides that Trustees shall have no power to bind any shareholder personally for the payment of any sum of money other than such as the shareholder may personally agree to pay.

DETERMINATION OF SHARE PRICE

The NAV of shares of the Fund will be determined once daily ordinarily as of the scheduled close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the market and not on NASDAQ are valued at the most recent trade price. All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

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Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s fair value procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s fair value procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediaries directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediaries. Investors should check with their Financial Intermediaries to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV. Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form, as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy the Fund’s shares must be readily marketable; their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

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Automatic Investment Plan

The Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the AIP are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation. Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the transfer agent fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the transfer agent.

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Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund may hold up to 15% of its net assets in illiquid securities. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. Because the Fund may hold illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made annually, as described in the Prospectuses. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year. You are responsible for the payment of taxes with respect to your investment in the Fund.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. The Fund is not required to consider tax consequences in making or disposing of investments. In order to avoid the non-deductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on November 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

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In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate-dividends received deduction may be eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of the Fund has declined.

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The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

The Fund may be subject to foreign taxes and withholding on dividends and interest earned with respect to securities of foreign corporations. Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

In addition, a U.S. person that is an individual is subject to a 3.8% tax on the lesser of (1) the U.S. person’s “net investment income” for the relevant taxable year and (2) the excess of the U.S. person’s modified gross income for the taxable year over a certain threshold (which currently is between $125,000 and $250,000, depending on the individual’s circumstances). Estates and trusts that do not fall into a special class of trusts that is exempt from such tax are subject to the same 3.8% tax on the lesser of their undistributed net investment income and the excess of their adjusted gross income over a certain threshold. Net investment income generally includes dividends on our stock and gain from the sale of the Fund’s stock. A prospective investor that is a U.S. individual, estate or trust is urged to consult a tax advisor regarding the applicability of this tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

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The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”)

As part of the Foreign Account Tax Compliance Act, (“FATCA”), the Fund is required to impose a 30% withholding tax on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. To avoid possible withholding, FFIs, other than FFIs subject to special treatment under certain intergovernmental agreements, will need to enter into agreements with the IRS which state that they will provide the IRS information, including the names, account numbers and balances, addresses and taxpayer identification numbers of U.S. account holders and comply with due diligence procedures with respect to the identification of U.S. accounts as well as agree to withhold tax on certain types of withholdable payments made to non-compliant foreign financial institutions or to applicable foreign account holders who fail to provide the required information to the IRS, or similar account information and required documentation to a local revenue authority, should an applicable intergovernmental agreement be implemented. NFFEs will need to provide certain information regarding each substantial U.S. owner or certifications of no substantial U.S. ownership, unless certain exceptions apply, or agree to provide certain information to the IRS. The Fund may be subject to the FATCA withholding obligation, and also will be required to perform due diligence reviews to classify foreign entity investors for FATCA purposes. Investors are required to agree to provide information necessary to allow the Fund to comply with the FATCA rules. If the Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The Internal Revenue Service could assert a position contrary to those stated here. The discussion also represents only a general summary of federal tax law and practice currently applicable to the Fund and certain shareholders therein. The consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax adviser to determine the application of the tax law and practice in his or her own particular circumstances. Goodwin Procter LLP is not delivering the Fund a tax opinion with respect to any matter and no rulings are being sought from the Internal Revenue Service.

The advice herein was prepared for the Fund. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax adviser.

THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Fund’s shares. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

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The Distribution Agreement between the Fund and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Retail Class shares of the Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Retail Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Retail Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Retail Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of the Fund’s assets to finance distribution of Retail Class shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Prior to the date of this SAI, the Plan had not yet been implemented.

Shareholder Servicing Plan

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (each a “Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Fund’s Institutional Class shares and Retail Class shares.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

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Prior to the date of this SAI, the Plan had not yet been implemented.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. The Advisor does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders. These payments may be divided into categories as follows:

Support Payments

Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events

The Advisor also may pay cash or non-cash compensation to sales representatives of Financial Intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the Financial Intermediaries’ client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of Financial Intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide such Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

As of the date of this SAI, the Advisor does not have agreements with any firms to pay such support payments. Future support payments may be structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

FINANCIAL STATEMENTS

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Because the Fund has not commenced operations as of the date of this SAI, there are no financial statements available. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A
RAREVIEW CAPITAL LLC
PROXY VOTING POLICY

Rareview Capital LLC (“RVC”) has a Proxy Voting Policy that sets forth the general principles used to determine how RVC votes proxies on securities in client accounts or in affiliated funds for which RVC has proxy voting authority.

RVC’s Proxy Voting Policy describes how RVC usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters, including the election of directors and ratification of the appointment of independent auditors. RVC’s Proxy Voting Policy describes how RVC addresses conflicts of interest between RVC and its clients with respect to proxy voting decisions.

In pursuing this policy, RVC votes in a manner that is intended to maximize the value of client assets.

While clients may direct RVC’s vote on a particular solicitation in written communication to RVC, the general policy is to vote proxies in the best interests of clients.

In instances where the proxy relates to an underlying investment company owned by the Mutual Fund(s), pursuant to requirements of the Investment Company Act of 1940, RVC must cast proxy votes in the same proportion as all other shareholders of the underlying fund.

To resolve conflicts, RVC will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to cast the votes or engage an independent proxy voting service.

If you would like a copy of this Proxy Voting Policy or information on how proxies were voted with respect to securities held in your account, please call 1-203-539-6067 or write to Rareview Capital LLC, Soundview Plaza, 1266 E. Main Street, Ste 700R, Stamford, CT 06902.

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SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Rareview Longevity Income Generation Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 18, 2016.
(b)		Amended and Restated Bylaws – filed herewith.
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreement between the Trust, on behalf of the Rareview Longevity Income Generation Fund, and Rareview Capital, LLC – filed herewith.
(e)		Distribution Agreement between the Trust, on behalf of the Rareview Longevity Income Generation Fund, and Quasar Distributors, LLC – filed herewith.
(f)		Bonus or Profit Sharing Contracts – not applicable.
(g)		Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(i)	Amendment to the Custodian Agreement – filed herewith.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment to the Fund Administration Servicing Agreement – filed herewith.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment to the Fund Accounting Servicing Agreement – filed herewith.

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(iii)	Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Amendment to the Transfer Agent Agreement – filed herewith.

	(iv)	Power of Attorney (all Trustees) dated September 15, 2015 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
	(v)	Operating Expenses Limitation Agreement – filed herewith.
	(vi)	Shareholder Servicing Plan – filed herewith.
(i)		Opinion and Consent of Counsel by Goodwin Procter LLP for the Rareview Longevity Income Generation Fund – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services – not applicable.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
(m)		Rule 12b-1 Plan by the Trust on behalf of the Rareview Longevity Income Generation Fund – filed herewith.
(n)		Rule 18f-3 Plan by the Trust on behalf of the Rareview Longevity Income Generation Fund – filed herewith.
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
	(ii)	Code of Ethics for Rareview Capital, LLC – filed herewith.
	(iii)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Bylaws, and Paragraph 8 of the Distribution Agreement.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Adviser

The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	LKCM Funds
Allied Asset Advisors Funds	LoCorr Investment Trust
Alpha Architect ETF Trust	Lord Asset Management Trust
Alpine Equity Trust	MainGate Trust
Alpine Income Trust	Managed Portfolio Series
Alpine Series Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBC Funds Trust
FactorShares Trust	Series Portfolio Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
GoodHaven Funds Trust	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	Wall Street EWM Funds Trust
Hennessy Funds Trust	Westchester Capital Funds
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Horizon Funds	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	YCG Funds
Intrepid Capital Management Funds Trust
IronBridge Funds, Inc.
Jacob Funds, Inc.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:
Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:
Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Rareview Capital, LLC 1266 E. Main Street, Suite 700R Stamford, CT 06902
Item 34.  Management Services
Not applicable.
Item 35.  Undertakings
Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 31st day of October, 2016.

Series Portfolios Trust

By: /s/ John J. Hedrick*
John J. Hedrick
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	October 31, 2016
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	October 31, 2016
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	October 31, 2016
Koji Felton

/s/ Dana L. Armour*	Trustee	October 31, 2016
Dana L. Armour

/s/ John J. Hedrick*	President and Principal	October 31, 2016
John J. Hedrick	Executive Officer

/s/ David A. Cox*	Treasurer and Principal	October 31, 2016
David A. Cox	Financial Officer

*By: /s/ John J. Hedrick
John J. Hedrick Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT INDEX

Exhibit	Exhibit No.
Amended and Restated Bylaws	EX.99.b
Investment Advisory Agreement	EX.99.d
Distribution Agreement	EX.99.e
Amendment to the Custodian Agreement	EX.99.g.i
Amendment to the Fund Administration Servicing Agreement	EX.99.h.i.A
Amendment to the Fund Accounting Servicing Agreement	EX.99.h.ii.A
Amendment to the Transfer Agent Agreement	EX.99.h.iii.A
Operating Expenses Limitation Agreement	EX.99.h.v
Shareholder Servicing Plan	EX.99.h.vi
Opinion and Consent of Counsel by Goodwin Procter LLP	EX.99.i
Rule 12b-1 Plan	EX.99.m
Rule 18f-3 Plan	EX.99.n
Code of Ethics for Rareview Capital, LLC	EX.99.p.ii

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